Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Expenses	The share-based compensation expense included in the determination of net earnings was:

Three months ended March 31,	2022	2021
Equity settled share-based payments	$457	$440
Cash settled share-based payments	3,592	4,827

Share-based compensation expense	$4,049	$5,267

The share-based compensation expense includ
e
d in the determination of net earnings was:

Years ended December 31,	2021	2020	2019
Equity settled share-based payments	$1,783	$1,725	$2,735
Deferred share units	3,053	(1,830)	(720)
Phantom share entitlement plan	102	(54)	(449)
Performance share units	3,470	667	2,754
Restricted share units	2,751	755	2,199
Cash performance target	1,778	553	1,230

Share-based compensation expense	$12,937	$1,816	$7,749

Summary of Equity-Settled Share-Based Payments
(b)	Equity-Settled Share-Based Payments

	March 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning of period	4,456,444	$11.66	4,057,142	$12.78
Granted	—	—	654,847	7.85
Exercised 1	(2,120)	5.51	—	—
Forfeited	(27,286)	13.51	(24,267)	9.25
Expired	—	—	(231,278)	20.75

Options outstanding, end of period	4,427,038	$11.65	4,456,444	$11.66

Options exercisable, end of period	2,415,824	$13.63	2,445,230	$13.62

	2021		2020
Years ended December 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning of period	4,057,142	$12.78	3,565,521	$14.67
Granted	654,847	7.85	839,478	5.51
Forfeited	(24,267)	9.25	(121,547)	15.20
Expired	(231,278)	20.75	(226,310)	14.33

Options outstanding, end of period	4,456,444	$11.66	4,057,142	$12.78

Options exercisable, end of period	2,445,230	$13.62	1,810,577	$14.73

1	No options were exercised for the years ended December 31, 2021 and 2020.

Summary of Weighted Average Assumptions Used in Determination of Fair Values
The weighted average assumptions used in determinations of fair values are noted below:

Years ended December 31,	2021	2020
Expected life (years)	5.26	5.34
Expected volatility 1	44.4%	43.6%
Dividend yield	1.0%	1.4%
Risk-free rate	1.1%	0.5%
Estimated forfeiture rate	3.9%	3.6%

1	Expected volatility is based on the historical volatility of Enerflex over a five-year period, consistent with the expected life of the option.

Summary of Options Outstanding and Exercisable	The following table summarizes options outstanding and exercisable at March 31, 2022:

	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$5.51 – $9.77	1,475,830	5.81	$6.54	165,775	5.37	$5.51
$9.78 – $14.75	1,657,799	2.37	12.85	1,174,530	1.55	12.65
$14.76 – $16.12	1,293,409	1.61	15.95	1,075,519	1.30	15.94

Total	4,427,038	3.30	$11.65	2,415,824	1.70	$13.63

	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$5.51 – $9.77	1,477,950	6.06	$6.53	167,895	5.62	$5.51
$9.78 – $14.75	1,677,399	2.61	12.85	1,194,130	1.79	12.65
$14.76 – $16.12	1,301,095	1.86	15.95	1,083,205	1.56	15.94

Total	4,456,444	3.53	$11.66	2,445,230	1.95	$13.62

Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of DSUs	Weighted average grant date fair value per unit
DSUs outstanding, January 1, 2022	1,406,170	$10.51
Granted	76,751	8.14
In lieu of dividends	4,269	7.81

DSUs outstanding, March 31, 2022	1,487,190	$10.38

	Number of DSUs	Weighted average grant date fair value per unit
DSUs outstanding, January 1, 2021	1,147,182	$11.01
Granted	247,317	8.33
In lieu of dividends	11,671	8.15

DSUs outstanding, December 31, 2021	1,406,170	$10.51

Phantom Share Entitlement Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSEs	Weighted average grant date fair value per unit
PSEs outstanding, January 1, 2021	198,205	$12.69
Granted	24,715	7.85

PSEs outstanding, December 31, 2021	222,920	$12.15

Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSUs	Weighted average grant date fair value per unit
PSUs outstanding, January 1, 2021	982,835	$9.35
Granted	419,195	7.85
In lieu of dividends	10,423	8.18
Vested	(104,037)	7.36

PSUs outstanding, December 31, 2021	1,308,416	$9.02

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of RSUs	Weighted average grant date fair value per unit
RSUs outstanding, January 1, 2021	782,517	$7.52
Granted	472,819	7.85
In lieu of dividends	8,021	8.15
Vested	(292,205)	7.79
Forfeited	(74,678)	7.37

RSUs outstanding, December 31, 2021	896,474	$7.62